Rialto Investment Segment Rialto Investments (Equity in Earnings (Loss) on Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Real Estate Investment Fund [Member]
Schedule of Equity in Earnings (Loss) on Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities	$ 30,612	$ 19,391	$ 21,026
Real Estate Investment Fund II [Member]
Schedule of Equity in Earnings (Loss) on Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities	15,929	2,523	0
Real Estate Mezanine Fund [Member]
Schedule of Equity in Earnings (Loss) on Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities	1,913	354	0
Other equity method investments [Member]
Schedule of Equity in Earnings (Loss) on Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities	10,823	85	20,457
Rialto Investments [Member]
Schedule of Equity in Earnings (Loss) on Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities	$ 59,277	$ 22,353	$ 41,483